Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges
As of December 31, 2020 and 2019, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2020			2019

		Cost	Accumulated amortization	Carrying amount	Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	$	8,506	—	8,506	$9,562	—	9,562
Intangible assets of definite useful life:
Extraction rights		1,774	(416)	1,358	1,985	(395)	1,590
Industrial property and trademarks		44	(20)	24	42	(18)	24
Customer relationships		196	(196)	—	196	(196)	—
Mining projects		49	(6)	43	48	(5)	43
Others intangible assets		1,034	(713)	321	1,014	(643)	371

	$	11,603	(1,351)	10,252	$12,847	(1,257)	11,590

Summary of Changes in Consolidated goodwill
Changes in consolidated goodwill for the years ended December 31, 2020, 2019 and 2018, were as follows:

		2020	2019	2018
Balance at beginning of period	$	9,562	9,912	9,948
Business combinations (note 5.1)		2	—	16
Reclassification to assets held for sale (notes 5.2, 5.3 and 13.1)		(9)	(371)	(22)
Impairment losses		(1,020)	—	—
Foreign currency translation effects		(29)	21	(30)

Balance at end of period	$	8,506	9,562	9,912

Summary of Changes in Intangible Asset
Changes in intangible assets of definite life in 2020, 2019 and 2018, were as follows:

		2020
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total
Balance at beginning of period	$	1,590	24	43	371	2,028
Additions (disposals), net 1		(33)	—	—	37	4
Impairment losses (note 2)		(181)	—	—	(13)	(194)
Business combinations (note 5.1)		—	2	—	5	7
Amortization for the period		(21)	(2)	(1)	(106)	(130)
Foreign currency translation effects		3	—	1	27	31

Balance at the end of period	$	1,358	24	43	321	1,746

		2019
		Extraction rights	Industrial property and trademarks	Mining projects	Others 1	Total	2018
Balance at beginning of period	$	1,622	24	37	341	2,024	2,006
Additions (disposals), net 1		(26)	(6)	5	108	81	157
Reclassifications (notes 5.2 and 13.1)		—	—	—	(2)	(2)	(11)
Amortization for the period		(8)	(1)	(1)	(114)	(124)	(106)
Impairment losses		—	—	—	—	—	(9)
Foreign currency translation effects		2	7	2	38	49	(13)

Balance at the end of period	$	1,590	24	43	371	2,028	2,024

1
In 2020 and 2019, “Others” includes the carrying amount of
internal-use
software of $213 and $253, respectively. Capitalized direct costs incurred in the development stage of internal-use
software, such as professional fees, direct labor and related travel expenses amounted to $40 in 2020, $102 in 2019 and $133 in 2018.

Summary of Goodwill Balances Allocated by Operating Segment
As of December 31, 2020 and 2019, goodwill balances allocated by Operating Segment were as follows:

		2020	2019
Mexico	$	372	384
United States		6,449	7,469
EMEAA
Spain		463	494
United Kingdom		292	279
France		229	221
Philippines		95	92
United Arab Emirates		96	96
Rest of EMEAA 1		44	42
SCA&C
Colombia		283	296
Caribbean TCL		92	100
Rest of SCA&C 2		64	62
Others
Other reporting segments 3		27	27

	$	8,506	9,562

1	This caption refers to the operating segments in the Czech Republic and Egypt.
2	This caption refers to the operating segments in the Dominican Republic, the Caribbean, Costa Rica and Panama.
3	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows	As of December 31, 2020, 2019 and 2018, CEMEX’s
pre-tax
discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Long-term growth rates
Groups of CGUs	2020	2019	2018	2020	2019	2018
United States	7.3%	7.8%	8.5%	2.0%	2.5%	2.5%
Spain	7.7%	8.3%	8.8%	1.5%	1.6%	1.7%
United Kingdom	7.4%	8.0%	8.4%	1.6%	1.5%	1.6%
France	7.4%	8.0%	8.4%	1.7%	1.4%	1.6%
Mexico	8.3%	9.0%	9.4%	1.1%	2.4%	3.0%
Colombia	8.4%	8.9%	9.5%	2.5%	3.7%	3.6%
United Arab Emirates	8.3%	8.8%	11.0%	2.6%	2.5%	2.9%
Egypt	10.2%	10.3%	10.8%	5.6%	6.0%	6.0%
Range of rates in other countries	7.2% - 15.5%	8.1% - 11.5%	8.5% - 13.3%	(0.3%) - 6.5%	1.6% - 6.5%	2.3% - 6.9%

Summary Of Operating Segments Presenting Impairment Charges Or Relative Impairment Risk
In relation to the economic assumptions used by the Company described above, the additional impairment losses that would have resulted from the sensitivity analyses derived from independent changes in each of the relevant assumptions, as well as the multiples of Operating EBITDA, in those operating segments that presented impairment charges or relative impairment risk during 2020, are as follows:

			Additional effects of the sensitivity analyses to the charges recognized from the changes in assumptions as of December 31, 2020
Operating segment		Impairment losses recognized	Discount rate +1%	Long- term growth rate –1%	Multiples Operating EBITDA 11.5x
United States	$	1,020	188	—	—